EQUITY-BASED COMPENSATION - Wheels Up stock option plan (Details) - Stock options - WUP Stock Option shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Stock Options
Beginning balance (in shares) | shares	16,284
Exercised (in shares) | shares	352
Forfeited (in shares) | shares	(60)
Expired (in shares) | shares	159
Ending balance (in shares | shares	15,713
Exercisable stock options | shares	11,742
Weighted-Average Exercise Price
Beginning balance (in dollars per share)	$ 7.51
Exercised (in dollars per share)	7.14
Forfeited (in dollars per share)	7.20
Expired (in dollars per share)	7.16
Ending balance (in dollars per share)	7.52
Exercisable stock options	7.40
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	1.17
Exercised (in dollars per share)	0.72
Forfeited (in dollars per share)	0.68
Expired (in dollars per share)	0.70
Expired/forfeited	0.69
Ending balance (in dollars per share)	1.19
Exercisable stock options (in dollars per share)	$ 1.04